SCHEDULE OF INVESTMENTS IN FINANCIAL ASSETS MEASURED AT FAIR VALUE (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	$ 16,830		$ 16,943
Estimated Fair Value	16,904		16,731
Deposit / (Withdraw)	38
Dividends, Interest and Income	61
Gross Unrealized Gains / (Losses)	74	$ 12
Fixed Income Investments [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	16,731		16,840
Estimated Fair Value	16,805		16,628
Deposit / (Withdraw)	42
Dividends, Interest and Income	61
Gross Unrealized Gains / (Losses)	74
Investment Certificate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cost or Amortized Cost	99		103
Estimated Fair Value	99		$ 103
Deposit / (Withdraw)	(4)
Dividends, Interest and Income
Gross Unrealized Gains / (Losses)